Bingham McCutchen LLP

2020 K Street NW

Washington, DC 20006

Tel: 202.373.6000

Fax: 202.373.6001

www.bingham.com

January 31, 2013

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	DBX ETF Trust (File Nos. 333-170122 and 811-22487)

Filing Pursuant to Rule 485(a)

Ladies and Gentlemen:

On behalf of our client, DBX ETF Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 5 (“PEA No. 5”) to the Trust’s Registration Statement on Form N-1A. The purpose of PEA No. 5 is to introduce the db X-trackers Harvest CSI 300 Index ETF as a new series of the Trust.

If you have any questions regarding these materials, please do not hesitate to contact me at (202) 373-6101.

Very truly yours,

/s/ Laura Flores
Laura Flores